Offerings - Offering: 1	Jul. 14, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 834,700,000.00
Amount of Registration Fee	$ 115,272.07
Offering Note	The Transaction Value is calculated as the aggregate maximum purchase price for Interests. The Amount of Filing Fee is calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2026, which equals $138.10 per million dollars of the value of the transaction.